OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
OTHER CURRENT ASSETS:
OTHER CURRENT ASSETS

7.   OTHER CURRENT ASSETS

As at December 31,	2024 $	2023 $
Prepaid expenses	15,936	14,604
Income tax receivable	4,158	5,113
Other	339	106
Other current assets	20,433	19,823

As at December 31, 2024, prepaid expenses include $8.6 million (December 31, 2023 - $8.8 million) related to deposits and advances to contractors.